Operating Segments (Details) - Schedule of Present Summary Information of Operations by Geographical Area - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	$ 10,345,500		$ 25,953,200
United States and Canada [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	2,840,500		10,691,000
Asia - Pacific [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	5,631,300		10,446,900
Europe, Middle East and Africa [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	1,177,400		3,133,800
Latin America [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	696,300		1,681,500
Membership and top-up streaming services revenue [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	9,294,400		23,614,200
Membership and top-up streaming services revenue [Member] | United States and Canada [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	2,840,500		10,691,000
Membership and top-up streaming services revenue [Member] | Asia - Pacific [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	4,580,200		8,107,900
Membership and top-up streaming services revenue [Member] | Europe, Middle East and Africa [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	1,177,400		3,133,800
Membership and top-up streaming services revenue [Member] | Latin America [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	696,300		1,681,500
Online advertising services revenue [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	1,031,100		2,319,000
Online advertising services revenue [Member] | United States and Canada [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues
Online advertising services revenue [Member] | Asia - Pacific [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	1,031,100		2,319,000
Online advertising services revenue [Member] | Europe, Middle East and Africa [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues
Online advertising services revenue [Member] | Latin America [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues
Content licensing [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	20,000		20,000
Content licensing [Member] | United States and Canada [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues
Content licensing [Member] | Asia - Pacific [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	20,000		20,000
Content licensing [Member] | Europe, Middle East and Africa [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues
Content licensing [Member] | Latin America [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues